Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Cash Flow Statement [Abstract]
Schedule of Cash Generated From Operations	Cash generated from operations for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(In millions of Korean won)
Profit for the year	₩ 67,310	₩ 84,902	₩ 131,982
Depreciation expense	6,211	6,023	5,252
Amortization expense	4,608	3,211	2,406
Bad debt expenses	752	589	1,402
Unrealized foreign currency loss	4,521	2,026	1,595
Interest expense	282	135	162
Loss on disposal of property and equipment	—	6	—
Loss on disposal of intangible assets	4	—	—
Impairment loss on intangible assets	53	615	1,531
Impairment loss on other non-current assets	1,876	962	—
Post-employment benefit expense	352	127	23
Income tax expense	23,629	21,445	36,717
Unrealized foreign currency gain	(2,323)	(3,579)	(1,417)
Interest income	(15,822)	(17,059)	(11,492)
Gain on disposal of property and equipment	(4)	(8)	(20)
Others	—	—	6
Change in accounts receivable	22,169	(1,886)	2,365
Change in other receivables	(1,249)	2,748	(3,770)
Change in prepaid expenses	(5,524)	(4,493)	397
Change in prepayment	—	—	(1)
Change in other current assets	102	(124)	(696)
Change in other non-current assets	(3,956)	(2,318)	(3,486)
Change in accounts payable	(9,509)	(2,879)	(13,837)
Change in deferred revenue	(7,617)	5,984	(1,292)
Change in withholdings	276	(1,546)	(262)
Change in accrued expenses	(65)	226	255
Change in other current liabilities	—	—	165
Change in other non-current liabilities	(3)	467	2,247
Total	₩ 86,073	₩ 95,574	₩ 150,232

Schedule of Significant Non-cash Transactions	Significant non-cash transactions for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(In millions of Korean won)
Reclassification of prepayment to intangible assets	₩ 130	₩ 212	₩ 102
Increase of accounts payable relating to the acquisition of software	2,046	292	2,033
Increase of accounts payable relating to the acquisition of other intangible assets	725	2,557	1,147
Increase of accounts payable relating to the acquisition of other non-current assets	4,450	—	—
Reclassification of other non-current financial asset to other non- current assets	—	—	1,030
Acquisitions of right-of-use assets	5,837	4,912	4,704

Schedule of Changes in Liabilities Arising From Financing Activities	Changes in liabilities arising from financing activities for the year ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
	(In millions of Korean won)
Beginning of the year	₩7,121	₩6,562	₩5,963
Cash flows used in financing activities – Payment of lease liabilities	(4,514)	(4,525)	(4,083)
Cash flows from operating activities – Interest paid	(272)	(130)	(157)
Non-cash transactions
Acquisitions – leases	5,628	4,912	4,358
Interest expense	272	130	157
Others	—	(17)	260
Translation difference	76	189	64
Ending of the year	₩8,311	₩7,121	₩6,562